Capital and Reserves	12 Months Ended
Dec. 31, 2018
Capital and reserves [Abstract]
Disclosure Of Share Capital Reserves And Other EquityInterest Explanatory [Text Block]
19.	Capital and Reserves

Shareholders’ Equity

The Corporation is authorized to issue an unlimited number of common shares without par value.

The following share transactions took place during the year ended December 31, 2018:

1.
On June 13, 2018, the Corporation completed a bought deal public offering and issued 4,703,000 flow-through common shares at a blended price of $1.92 per share for aggregate gross proceeds of $9,041,150. The Corporation incurred share issuance costs of $989,000.

2.	281,666 stock options were exercised for proceeds of $217,000.
3.	1,167,351 warrants were exercised for proceeds of $2,027,000.
4.	318,036 common shares were issued from treasury on the vesting of restricted share units (“RSUs”).
5.	10,000 common shares were issued from treasury in accordance with an option agreement.
6.	237,999 common shares were issued from treasury as consideration for the acquisition of Contango.

On September 21, 2018 the Corporation filed a short form base shelf prospectus with the securities commissions in each of the Provinces of British Columbia, Alberta, Saskatchewan, Manitoba and Ontario and a corresponding amendment to its registration statement on Form F-10 (Registration Statement) with the United States Securities and Exchange Commission (SEC) under the U.S./Canada Multijurisdictional Disclosure System, which would allow the Corporation to make offerings of common shares, warrants, subscription receipts and/or units up to an aggregate total of $50,000,000 during the 25-month period following September 21, 2018.

Warrants

The changes in warrants outstanding are summarized as follows:

Expiry Date	Exercise Price	Balance at December 31, 2017	Issued	Exercised	Expired	Balance at December 31, 2018
May 17, 2018	$1.75	4,868,620	-	(1,106,451)	(3,762,169)	-
May 17, 2018	$1.49	60,900	-	(60,900)	-	-
May 30, 2019	$2.15	126,174	-	-	-	126,174
Feb 23, 2023	$2.25	-	1,000,000	-	-	1,000,000

		5,055,694	1,000,000	(1,167,351)	(3,762,169)	1,126,174

On February 23, 2018 1,000,000 warrants were issued as a fee for the Credit Facility with Sprott (Note 17). The warrants were capitalized as a pre-payment for services, and are being amortized over the availability period of the facility to which it relates. The fair value of the warrants at the date of issuance was estimated using the Black-Scholes option pricing model, assuming a risk-free rate of 1.94% per annum, an expected life of options of 5 years, an expected volatility of 73% based on historical volatility, and no expected dividends.

Equity Incentive Plan

Under the Corporations equity incentive plan (the “Equity Incentive Plan”), the aggregate number of common shares issuable on the exercise of stock options or issuance of RSUs cannot exceed 10% of the number of common shares issued and outstanding. As at December 31, 2018, a total of 7,738,833 stock options and 273,989 RSUs were outstanding under the New Plan and a total of 2,787,068 remain available for future grants.

Incentive Stock Options

Generally stock options under the Equity Incentive Plan have a maximum term of five years, vesting 25% upon granting and 25% each six months thereafter. The exercise price may not be less than the immediately preceding five day volume weighted average price of the Corporation’s common shares traded through the facilities of the exchange on which the Corporation’s common shares are listed.

The changes in incentive share options outstanding are summarized as follows:

	Weighted average exercise price	Number of shares issued or issuable on exercise	Amount

Balance – December 31, 2017	$2.06	6,546,666	$6,258

Stock options granted	$2.07	2,524,000	-
Share-based compensation expense	-	-	2,480
Options exercised	$0.77	(281,666)	(106)
Options forfeited or expired	$5.39	(1,050,167)	(3,163)

Balance – December 31, 2018	$1.66	7,738,833	$5,469

Balance – December 31, 2016	$2.48	6,175,995	$6,996

Stock options granted	$2.31	1,645,500	-
Share-based compensation expense	-	-	2,204
Options exercised	$1.28	(126,332)	(78)
Options forfeited or expired	$4.78	(1,148,497)	(2,864)

Balance – December 31, 2017	$2.06	6,546,666	$6,258

During the year ended December 31, 2018, the fair value of options at the date of grant was estimated using the Black-Scholes option pricing model, assuming a risk-free rate ranging from 2.01% to 2.16% (2017 – 1.02%) per annum, an expected life of options of 4 years (2017 – 4 years), an expected volatility average of 73% based on historical volatility (2017 – 73%), an expected forfeiture rate average of 2% (2017 – 4%) and no expected dividends (2017 – nil).

Incentive share options outstanding and exercisable at December 31, 2018 are summarized as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Issuable on Exercise	Average Remaining Life (Years)	Average Exercise Price	Number of Shares Issuable on Exercise	Average Exercise Price

$0.60	35,000	0.96	$0.60	35,000	$0.60
$0.60	989,333	1.12	$0.60	989,333	$0.60
$0.84	1,422,500	2.12	$0.84	1,422,500	$0.84
$1.73	600,000	2.44	$1.73	600,000	$1.73
$1.75	42,000	3.63	$1.75	42,000	$1.75
$1.78	150,000	2.49	$1.78	150,000	$1.78
$1.93	60,000	4.36	$1.93	30,000	$1.93
$1.94	475,000	0.12	$1.94	475,000	$1.94
$2.07	1,834,000	4.08	$2.07	917,000	$2.07
$2.07	587,000	4.08	$2.07	-	$2.07
$2.32	1,544,000	3.09	$2.32	1,544,000	$2.32

	7,738,833	2.73	$1.66	6,204,833	$1.55

The weighted average share price at the date of exercise for options exercised during the year ended December 31, 2018 was $1.96 (2017 – $2.26).

During the year ended December 31, 2018, the Corporation recorded total share-based compensation expense of $2,480,000 (2017 – $2,204,000), which related to incentive share options, of which $368,000 (2017 – $369,000) was recorded to mineral properties and $2,112,000 (2017 – $1,835,000) has been charged to income.

Subsequent to December 31, 2018, a further 2,029,000 incentive stock options have been granted with an exercise price of $1.27, 70,000 stock options were exercised, 475,000 stock options expired unexercised and nil stock options were forfeited.

Restricted Share Units

Generally RSUs vest one-third upon issuance and one third on each of the first and second anniversary dates of the issuance date. As at December 31, 2018, a total of 273,989 RSUs were outstanding.

The changes in RSUs outstanding are summarized as follows:

	Number of shares issued or issuable on vesting	Amount

Balance – December 31, 2017	398,325	$401

RSUs granted	193,700	-
Share-based compensation expense recognized	-	467
RSUs vested	(318,036)	(497)

Balance – December 31, 2018	273,989	$371

Balance – December 31, 2016	452,950	$220

RSUs granted	235,000	-
Share-based compensation expense recognized	-	524
RSUs vested	(289,625)	(343)

Balance – December 31, 2017	398,325	$401

During the year ended December 31, 2018 the Corporation granted a total of 193,700 RSUs (2017 – 235,000) with a total grant-date fair value determined to be $399,000 (2017 - $545,000). Included in general and administrative expenses for the year ended December 31, 2018 is share-based compensation expense of $467,000 (2017 –$524,000) related to RSU awards.

The weighted average share price at the date of vesting for RSUs during the year ended December 31, 2018 was $1.72 (2017 - $2.31).

Subsequent to December 31, 2018, a total of 625,000 RSUs were granted and 386,655 RSUs vested.